Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 296,381	$ 518,905	$ 25,000
Prepaid expenses	44,991	73,865
Total current assets	341,372	592,770	25,000
Investments held in Trust Account	174,247,973	174,230,428
Total Assets	174,589,345	174,823,198	25,000
Current liabilities:
Accounts payable	178,311	153,601
Accrued expenses	9,000	29,500	1,000
Accrued expenses – related party	83,333	53,333
Franchise tax payable	23,967	97,200
Promissory note – related party	267,000
Total current liabilities	561,611	333,634	1,000
Warrant liabilities	5,559,750	7,973,250
Total Liabilities	6,121,361	8,306,884	1,000
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 17,250,000 shares issued and outstanding at redemption value of $10.10 per share at March 31, 2022 and December 31, 2021	174,225,000	174,225,000
Stockholders’ (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; 0 shares issued and outstanding at March 31, 2022 and December 31, 2021
Common stock, $0.0001 par value; 200,000,000 shares authorized; 4,312,500 shares issued and outstanding (excluding 17,250,000 shares subject to possible redemption) at March 31, 2022 and December 31, 2021	431	431	431
Additional paid-in capital			24,569
Accumulated deficit	(5,757,447)	(7,709,117)	(1,000)
Total Stockholders’ Deficit	(5,757,016)	(7,708,686)	24,000
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	$ 174,589,345	$ 174,823,198	$ 25,000